Pledged Assets and Collateral (Amounts Pledged as Collateral for Borrowings and for Other Purposes) (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2024	Mar. 31, 2023
Financial Instruments Owned and Pledged as Collateral [Line Items]
Interest-bearing deposits in other banks	¥ 94	¥ 92
Trading account assets	12,331	7,830
Investments	15,081	12,452
Other assets	2,699	2,059
Total	38,904	31,148
Asset Pledged as Collateral without Right [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Loans	¥ 8,699	¥ 8,715